SHAREHOLDERS’ DEFICIT	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jul. 31, 2025
Equity [Abstract]
SHAREHOLDERS’ DEFICIT

4. SHAREHOLDERS’ DEFICIT

The Company has one class of Preferred Stock. Holders of Series B Preferred Stock are entitled to vote with the holders of common stock as a single class on all matters. We are currently authorized to issue an aggregate of 401,000,000 shares of capital stock, consisting of 400,000,000 shares of common stock and 1,000,000 designated shares of preferred stock with preferences and rights to be determined by our Board of Directors.

Series B Preferred Stock is not redeemable by the Company and has a liquidation value of $100 per share, plus declared and unpaid dividends, if any. Dividends are non-cumulative, and are at the rate of $10 per share, if declared.

No preferred stock dividends were declared for the five months ended December 31, 2025 and years ended July 31, 2025 and 2024.

The Company did not issue any shares of the Company’s common stock during the five months ended December 31, 2025 and years ended July 31, 2025 and 2024.

3. SHAREHOLDERS’ DEFICIT

The Company has a single class of Preferred Stock. Holders of Series B Preferred Stock are entitled to vote with the holders of common stock as a single class on all matters. We are currently authorized to issue an aggregate of 401,000,000 shares of capital stock, consisting of 400,000,000 shares of common stock and 1,000,000 designated shares of preferred stock with preferences and rights to be determined by our Board of Directors.

Series B Preferred Stock is not redeemable by the Company and has a liquidation value of $100 per share, plus declared and unpaid dividends, if any. Dividends are non-cumulative, and are at the rate of $10 per share, if declared.

No preferred stock dividends were declared for the three and six months ended June 30, 2026 and 2025.

The Company did not issue any shares of the Company’s common stock during the three and six months ended June 30, 2026 and 2025.

4. SHAREHOLDERS’ DEFICIT

The Company has one class of Preferred Stock. Holders of Series B Preferred Stock are entitled to vote with the holders of common stock as a single class on all matters. We are currently authorized to issue an aggregate of 401,000,000 shares of capital stock, consisting of 400,000,000 shares of common stock and 1,000,000 designated shares of preferred stock with preferences and rights to be determined by our Board of Directors.

Series B Preferred Stock is not redeemable by the Company and has a liquidation value of $100 per share, plus declared and unpaid dividends, if any. Dividends are non-cumulative, and are at the rate of $10 per share, if declared.

No preferred stock dividends were declared for the years ended July 31, 2025 and 2024.

The Company did not issue any shares of the Company’s common stock during the years ended July 31, 2025 and 2024.